Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-interest income
Asset management	$ 24,711	$ 21,106	$ 18,910
Banking	43,772	39,342	35,221
Foreign exchange revenue	32,222	30,606	31,896
Trust	44,936	44,060	40,264
Custody and other administration services	8,149	8,883	9,522
Other non-interest income	4,035	3,476	4,359
Total non-interest income	157,825	147,473	140,172
Interest income
Interest and fees on loans	187,020	188,000	186,486
Investments (none of the investment securities are intrinsically tax-exempt)
Trading	0	1,725	5,894
Available-for-sale	65,299	53,184	51,077
Held-to-maturity	36,132	22,261	12,607
Deposits with banks	17,178	9,759	6,517
Total interest income	305,629	274,929	262,581
Interest expense
Deposits	10,931	11,831	18,446
Long-term debt	4,954	4,500	4,861
Securities sold under repurchase agreements	0	118	8
Total interest expense	15,885	16,449	23,315
Net interest income before provision for credit losses	289,744	258,480	239,266
Provision for credit losses	5,837	(4,399)	(5,741)
Net interest income after provision for credit losses	295,581	254,081	233,525
Net trading gains (losses)	511	715	(562)
Net realized gains (losses) on available-for-sale investments	4,186	1,546	(4,407)
Net gains (losses) on other real estate owned	(2,383)	(440)	277
Impairment of fixed assets	0	0	(5,083)
Net other gains (losses)	(1,045)	(807)	338
Total other gains (losses)	1,269	1,014	(9,437)
Total net revenue	454,675	402,568	364,260
Non-interest expense
Salaries and other employee benefits	153,228	139,967	134,917
Technology and communications	53,999	57,441	57,069
Professional and outside services	27,181	18,851	27,638
Property	19,878	21,043	21,539
Indirect taxes	18,050	16,352	13,882
Marketing	5,739	4,513	3,919
Amortization of intangible assets	4,210	4,514	4,424
Restructuring costs	1,772	6,266	2,183
Other expenses	16,279	16,952	19,674
Total non-interest expense	300,336	285,899	285,245
Net income before income taxes	154,339	116,669	79,015
Income tax expense	(1,087)	(727)	(1,276)
Net income	153,252	115,942	77,739
Cash dividends declared on preference shares	0	(13,979)	(14,631)
Preference shares guarantee fee	0	(1,676)	(1,824)
Premium paid on repurchase of preference shares	0	(41,913)	(28)
Net income attributable to common shareholders	$ 153,252	$ 58,374	$ 61,256
Earnings per common share
Basic earnings per share (in dollars per share)	$ 2.82	$ 1.20	$ 1.25
Diluted earnings per share (in dollars per share)	2.76	1.18	1.23
Dividend per share (in dollars per share)	$ 1.28	$ 0.4	$ 0.5